Document And Entity Information	Feb. 09, 2021
Document Information [Line Items]
Entity, Registrant Name	National Research Corporation
Document, Type	8-K
Document, Period End Date	Feb. 09, 2021
Entity, Incorporation, State or Country Code	WI
Entity, File Number	001-35929
Entity, Tax Identification Number	47-0634000
Entity, Address, Address Line One	1245 Q Street
Entity, Address, City or Town	Lincoln
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68508
City Area Code	402
Local Phone Number	475-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$0.001 Par Value Common Stock
Trading Symbol	NRC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000070487